Stock-based compensation (Tables)	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Stock-Based Compensation - Schedule of Stock Options Valuation Assumptions

The following assumptions were used to calculate the compensation expense and the calculated fair value of stock options granted:

Assumption	December 31, 2022	December 31, 2021	December 31, 2020
Dividend yield	None	None	None
Risk-free interest rate used (average)	1.00%	1.00%	1.00%
Expected market price volatility	69.58 - 87.74%	61.33 - 99.64%	37.61% - 65.38%
Average remaining expected life of stock options on WIHN Class B Shares (years)	4.25	4.31	3.43
Average remaining expected life of stock options on WIHN Class A Shares (years)	2.40	3.40	n/a

Stock-Based Compensation - Schedule of Non-Vested Share Activity

The following table illustrates the development of the Group’s non-vested options for the years ended December 31, 2022 and 2021.

	Options on WIHN Class B Shares		Options on WIHN Class A Shares
Non-vested options	Number of shares under options	Weighted-average grant date fair value (USD)	Number of shares under options	Weighted-average grant date fair value (USD)
Non-vested options as at December 31, 2020	133,333	1.20	—	—
Granted	2,029,821	0.95	9,818,000	0.19
Vested	(1,946,488)	0.98	(9,818,000)	0.19
Non-vested forfeited or cancelled	(100,000)	1.05	-	-
Non-vested options as at December 31, 2021	116,666	1.28	—	0.19
Granted	4,054,980	0.17	-	-
Vested	(4,084,646)	0.18	-	-
Non-vested forfeited or cancelled	-	-	-	-
Non-vested options as at December 31, 2022	87,000	0.75	-	-

Stock-Based Compensation - Schedule of Stock Option Activity

The following tables summarize the Group’s stock option activity for the years ended December 31, 2022 and 2021.

Options on WIHN Class B Shares	WIHN Class B Shares under options	Weighted- average exercise price (USD)	Weighted average remaining contractual term (in years)	Aggregate intrinsic value (USD)
Outstanding as at December 31, 2020	2,096,330	1.48	4.44	554,377
Of which vested	1,962,997	1.57	4.31	329,716
Of which non-vested	133,333	-	-	-
Granted	2,029,821	0.15	-	-
Exercised or converted	(78,944)	0.05	-	61,125
Forfeited or cancelled	(112,000)	0.05	-	-
Expired	(123,563)	4.79	-	-
Outstanding as at December 31, 2021	3,811,644	0.71	5.28	2,468,898
Of which vested	3,694,978	0.69	5.25	2,455,994
Of which non-vested	116,666	-	-	-
Granted	4,054,980	0.05	-	-
Exercised or converted	(312,828)	0.05	-	39,661
Forfeited or cancelled	-	-	-	-
Expired	(522,042)	4.36	-	-
Outstanding as at December 31, 2022	7,031,754	0.06	6.10	887,345
Of which vested	6,944,754	0.06	6.11	878,378
Of which non-vested	87,000	-	-	-

Options on WIHN Class A Shares	WIHN Class A Shares under options	Weighted- average exercise price (USD)	Weighted average remaining contractual term (in years)	Aggregate intrinsic value (USD)
Outstanding as at December 31, 2020	—	—	—	—
Granted	9,818,000	0.01	-	-
Outstanding as at December 31, 2021	9,818,000	0.01	6.90	1,520,393
Of which vested	9,818,000	0.01	6.90	1,520,393
Granted	-	-	-	-
Outstanding as at December 31, 2022	9,818,000	0.01	5.90	248,950
Of which vested	9,818,000	0.01	5.90	248,950

Stock-Based Compensation - Schedule of Stock-Based Compensation Expense

Summary of stock-based compensation expenses

Stock-based compensation expenses from continuing operations	12 months ended December 31,
USD’000	2022	2021	2020
In relation to Employee Stock Option Plans (ESOP)	743	3,761	363
In relation to non-ESOP Option Agreements	1	22	30
Total	744	3,783	393

Stock-based compensation expenses are recorded under the following expense categories in the income statement.

Stock-based compensation expenses from continuing operations	12 months ended December 31,
USD’000	2022	2021	2020
Research & development expenses	177	485	6
Selling & marketing expenses	280	820	209
General & administrative expenses	287	2,478	178
Total	744	3,783	393